Subsequent Events (10K) (Details Narrative) - USD ($)							3 Months Ended		12 Months Ended
	Mar. 14, 2016	Feb. 24, 2016	Feb. 22, 2016	Feb. 10, 2016	Jan. 08, 2016	Oct. 24, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Oct. 02, 2015	Dec. 31, 2013
Option to purchase of common stock							11,749,318		6,294,226	757,977
Exercise price per share							$ 1.59		$ 1.59	$ 1.59
Advisor an annual consulting fee									$ 75,000	$ 90,000
Debt maturity date									Mar. 31, 2015	Mar. 31, 2015
Debt instrument interest rate									8.50%	8.50%
Warrant to purchase shares of common stock					1,800,364
Warrant exercise price					$ 1.59
Proceeds from warrants							$ 1,250,000
Transition expenses										$ 877,776
Hankey Capital, LLC [Member]
Warrant to purchase shares of common stock						3,955,697
Warrant exercise price						$ 1.58
Warrant expiration date						Oct. 24, 2017
Hankey Capital, LLC [Member] | Convertible Note [Member]
Convertible promissory note amount						$ 5,000,000
Debt maturity date						Oct. 24, 2017
Debt instrument interest rate						8.50%
Debt instrument interest rate, minimum						8.50%
Loan for collateral value ratio percentage						50.00%
Hankey Capital, LLC [Member] | Convertible Note [Member] | Prime Rate [Member]
Debt instrument interest rate						4.00%
Hankey Capital, LLC [Member] | Maximum [Member] | Convertible Note [Member]
Debt instrument conversation price per share		$ 1.58				$ 1.58
Loan for collateral value ratio percentage		50.00%				50.00%
Letter Agreement [Member]
Number of stock issued for future issuance											1,153,846
Subsequent Event [Member]
Aggregate number of shares sold during period			1,219,511
Price per share			$ 2.05
Gross proceeds			$ 2,500,000
Subsequent Event [Member] | Hankey Capital, LLC [Member] | Two Convertible Secured Note And Warrant [Member]
Debt maturity date		Dec. 31, 2019
Debt instrument conversation price per share		$ 1.58
Warrant to purchase shares of common stock		791,139
Proceeds from warrants		$ 1,250,000
Subsequent Event [Member] | Hankey Capital, LLC [Member] | Convertible Note [Member]
Convertible promissory note amount		$ 2,000,000
Debt maturity date		Feb. 23, 2019
Debt instrument interest rate, minimum		8.50%
Loan for collateral value ratio percentage		50.00%
Number of shaers issued common shares as collateral		2,531,646
Warrant to purchase shares of common stock		1,463,415
Warrant exercise price		$ 2.05
Warrant expiration date		Feb. 23, 2021
Subsequent Event [Member] | Hankey Capital, LLC [Member] | Convertible Note [Member] | Prime Rate [Member]
Debt instrument interest rate		4.00%
Subsequent Event [Member] | Musculoskeletal Transplant Foundation [Member] | Option [Member]
Option granted during period		700,000
Subsequent Event [Member] | Professional Services Agreements [Member] | First, Second And Third Anniversary [Member]
Percentage of option effective in each anniversary					25.00%
Subsequent Event [Member] | Professional Services Agreements [Member] | Fourth And Fifth Anniversary [Member]
Percentage of option effective in each anniversary					12.50%
Subsequent Event [Member] | Professional Services Agreements [Member] | Advisors [Member]
Each advisor granted stock option term					10 years
Option to purchase of common stock					1,800,364
Percentage of corresponding to outstanding common stock					4.00%
Exercise price per share					$ 1.59
Advisor an annual consulting fee					$ 200,000
Number of common stock shares issued in connection with shares adjustment				1,260,255
Subsequent Event [Member] | Letter Agreement [Member] | AFH [Member]
Percentage of option effective in each anniversary				10.00%
Number of stock issued for future issuance				1,260,255
Subsequent Event [Member] | Letter Agreement [Member] | AFH [Member] | Minimum [Member]
Anticipated private placement amount				$ 8,000,000
Subsequent Event [Member] | Letter Agreement [Member] | AFH [Member] | Maximum [Member]
Anticipated private placement amount				$ 10,000,000
Subsequent Event [Member] | Separation Agreement [Member] | William Jay Treat [Member]
Option granted during period	54,000
Agreed to pay current base salary	$ 300,000
Transition expenses	$ 2,500
Exercise price	$ 2.05
Exercisable term	through February 16, 2021
Subsequent Event [Member] | Separation Agreement [Member] | William Jay Treat [Member] | February 16, 2021 [Member]
Option granted during period	799,414
Exercisable term	until February 16, 2021